UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2001
                                                 ------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:             Calvert Investment Counsel
                  -----------------------------
Address:          206 Village Square/Cross Keys
                  -----------------------------
                  Baltimore, Maryland  21210
                  -----------------------------

Form 13F File Number:   028-06266
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    E. Kingdon Hurlock, Jr., CFA
         -----------------------------
Title:   Principal
         -----------------------------
Phone:   410-435-3270
         -----------------------------

Signature, Place, and Date of Signing:

     /s/ E. Kingdon Hurlock
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:
                                                 -------------

Form 13F Information Table Entry Total:           104
                                                 -------------

Form 13F Information Table Value Total:          $ 119,433,925
                                                 -------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE



                                                     Form 13F INFORMATION TABLE
                                                                       --INVESTMENT DISCRETION--         --VOTING POWER--
    ITEM 1            ITEM 2      ITEM 3         ITEM 4        ITEM 5                   SHARED
                                               MARKET VALUE  SHARES /      SOLE SHARED  OTHER            SOLE   SHARED    NONE
                                               ------------  --------      ---- -----   -----            ----   ------    ----
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)   PAR VALUE     (A)   (B)     (C)   MANAGER   (A)     (B)       (C)
--------------    --------------  ------       ------------  --------      ---  -----   -----  -------   ----   ------    ----



Abbott Labs             COM       002824100      2,755,896      58,400      X                                              58,400

Abbott Labs             COM       002824100          9,438         200      X                                                 200

ADC Telecom             COM       000886101      1,979,650     232,900      X                                             232,900

Automatic Data          COM       053015103        937,729      17,244      X                                              17,244
Processing

Automatic Data          COM       053015103         13,595         250      X                                                 250
Processing

American Intl. Group    COM       026874107        498,134       6,188      X                                               6,188

American Intl. Group    COM       026874107         44,114         548      X                                                 548

AOL Time Warner         COM       00184A105      2,486,289      61,925      X                                              61,925

AOL Time Warner         COM       00184A105         36,135         900      X                                                 900

American Express Co.    COM       025816109      4,240,478     102,675      X                                             102,675

Bank of New York        COM       064057102      5,669,986     115,150      X                                             115,150

Bell South              COM       079860102        280,916       6,865      X                                               6,865

Bristol Myers           COM       110122108        251,143       4,228      X                                               4,228
Squibb Co.

BP Amoco PLC            COM       055622104        283,529       5,714      X                                               5,714

Citigroup Inc.          COM       172967101      3,197,223      71,081      X                                              71,081

Citigroup Inc.          COM       172967101         15,743         350      X                                                 350

Carnival Corp. C1 A     COM       143658102        505,669      18,275      X                                              18,275

Clear Channel Comm.     COM       184502102      2,851,438      52,368      X                                              52,368

Cendant Corp.           COM       151313103      1,149,969      78,819      X                                              78,819

Constellation Energy    COM       210371100        495,772      11,242      X                                              11,242
Group                                           ----------
                                                27,702,845



Chevron                 COM       166751107      1,578,205      17,975      X                                              17,975

Colgate Palmolive       COM       194162103        309,456       5,600      X                                               5,600

Conseco, Inc.           COM       208464107        397,107      24,665      X                                              24,665

Computer Sciences       COM       205363104      1,530,220      47,302      X                                              47,302

Cisco Systems           COM       17275R102      9,646,542     610,058      X                                             610,058

Cisco Systems           COM       17275R102         21,347       1,350      X                                               1,350

DuPont E 1              COM       263534109        994,789      24,442      X                                              24,442

DuPont E 1              COM       263534109          8,140         200      X                                                 200

Walt Disney Co.         COM       254687106      1,323,236      46,267      X                                              46,267

Diamond Offshore        COM       25271C102      1,328,063      33,750      X                                              33,750

DeVRY Inc.              COM       251893103        330,550      11,000      X                                              11,000

Electronic Data Systems COM       285661104        895,101      16,024      X                                              16,024

EMC Corp.               COM       268648102        720,594      24,510      X                                              24,510

EMC Corp.               COM       268648102         22,050         750      X                                                 750

Equity Office           COM       294741103        205,800       7,350      X                                               7,350
Properties Tr. REIT

El Paso Corporation     COM       28336L109      2,002,425      30,665      X                                              30,665

Ericsson Tel ADR        COM       294821400        992,287     177,392      X                                             177,392

FelCor Lodging Trust    COM       31430F101        582,930      25,400      X                                              25,400

Flextronics Intl        COM       Y2573F102        207,750      13,850      X                                              13,850

Flextronics Intl        COM       Y2573F102         20,250       1,350      X                                               1,350
                                                ----------
                                                23,116,840


Federal Natonal
Mortgage Assn.          COM       313586109        272,073       3,418      X                                               3,418

General Electric        COM       369604103     13,347,061     318,850      X                                             318,850

General Electric        COM       369604103         46,046       1,100      X                                               1,100

Corning Glass Works     COM       219350105        904,670      43,725      X                                              43,725

Corning Glass Works     COM       219350105         20,690       1,000      X                                               1,000

Health Care             COM       42191510         504,526      14,874      X                                              14,874
Properties

Home Depot, Inc.        COM       437076102        259,462       6,020      X                                               6,020

Home Depot, Inc.        COM       437076102          8,620         200      X                                                 200

Hershey Foods           COM       427866108        202,761       2,925      X                                               2,925

Intel Corp.             COM       458140100      2,800,308     106,425      X                                             106,425

Intel Corp.             COM       458140100         24,208         920      X                                                 920

Jabil Circuit           COM       466313103        282,141      13,050      X                                              13,050

Johnson & Johnson       COM       478160104        508,201       5,810      X                                               5,810

Johnson & Johnson       COM       478160104         26,241         300      X                                                 300

J.P. Morgan Chase       COM       46625H100        790,779      17,612      X                                              17,612

J.P. Morgan Chase       COM       46625H100         17,960         400      X                                                 400

K Mart Corp.            COM       482584109        179,070      19,050      X                                              19,050

Kimberly Clark Corp.    COM       49436810         400,895       6,500      X                                               6,500

Coca Cola               COM       191216100        551,358      12,209      X                                              12,209

Lear Corp.              COM       521865105        659,250      22,500      X                                              22,500
                                                            ----------
                                                            21,846,319


AT&T Liberty Media      COM       001957208        860,300      61,450      X                                              61,450
Group CL A

Lowes Cos.              COM       548661107      3,098,844      53,017      X                                              53,017

LSI Logic               COM       502161102        396,396      25,200      X                                              25,200

Marriott Int'l A New    COM       571903202        205,900       5,000      X                                               5,000

McDonalds Corp.         COM       580135101      1,357,183      51,118      X                                              51,118

Mercury Interactive     COM       589405109      2,328,250      55,600      X                                              55,600

Mutual Risk Mgmt.       COM       628351108        136,663      18,850      X                                              18,850

Philip Morris Cos.      COM       718154107      1,696,243      35,748      X                                              35,748

Motorola Inc.           COM       620076109      1,590,232     111,517      X                                             111,517

Merck & Co.             COM       589331107      2,643,749      34,832      X                                              34,832

Merck & Co.             COM       589331107         15,180         200      X                                                 200

Nextel Communication    COM       65332V103        710,125      49,400      X                                              49,400

Quaker Oats             COM       747402105        155,280       1,600      X                                               1,600

Quaker Oats             COM       747402105         48,525         500      X                                                 500

Pepsico                 COM       713448108        856,146      19,480      X                                              19,480

Pepsico                 COM       713448108          8,790         200      X                                                 200

Conseco Financing       PREF      20847P205        312,426      15,300      X                                              15,300
Trust V 8.7% Pfd

TVA 6.75%, 6/1/28       PREF      880591300        317,772      12,590      X                                              12,590
Ser D Pfd P 6/03

Pfizer Inc.             COM       71708110       2,320,473      56,666      X                                              56,666

Proctor & Gamble        COM       742718109        288,461       4,608      X                                               4,608
                                                ----------
                                                19,346,936


Qwest Communications    COM       749121109        577,519      16,477      X                                              16,477

Rite Aid                COM       767754104        133,466      19,950      X                                              19,950

Transocean Sedco        COM       G90078109        445,898      10,286      X                                              10,286
Forex Inc.

SBC Communications      COM       78387G103        521,055       11,675     X                                              11,675

Schering-Plough Corp.   COM       806605101      2,815,988       77,087     X                                              77,087

Schlumberger Ltd.       COM       806857108      1,786,832       31,016     X                                              31,016

Schlumberger Ltd.       COM       806857108         34,566          600     X                                                 600

Staples Inc.            COM       855030102      2,594,646      174,430     X                                             174,430

Service Master Co.      COM       81760N109        388,423       34,588     X                                              34,588

Teva Pharm Inds ADR     COM       881624209      2,868,081       52,450     X                                              52,450

Thermo Electron Corp.   COM       883556102        393,557       17,507     X                                              17,507

TOTAL FINA ELF S.A.     COM       89151E109        907,133       13,350     X                                              13,350

T. Rowe Price
Tax-Free Income Fund    COM       779576107        122,601       12,574     X                                              12,574

Texaco, Inc.            COM       881694103        328,680        4,950     X                                               4,950

Tyco International      COM       902124106      2,362,347       54,646     X                                              54,646

Tyco International      COM       902124106         38,907          900     X                                                 900

Viacom Inc. Cl B        COM       925524308      2,811,266       63,936     X                                              63,936

Verizon Comm            COM       92343V104        935,122       18,968     X                                              18,968

Wachovia Corp.          COM       929771103        256,002        4,249     X                                               4,249

Wells Fargo & Co.       COM       949746101        227,562        4,600     X                                               4,600
                                                ----------
                                                20,546,651



Wells Fargo & Co.       COM       949746101         24,735          500     X                                                 500

Wal-Mart                COM       931142103      4,170,038       82,575     X                                              82,575

Exxon Mobil Corp.       COM       30231G102      2,671,461       32,981     X                                              32,981

Exxon Mobil Corp.       COM       30231G102          8,100          100     X                                                 100
                                                ----------
                                                 6,874,334


REPORT TOTALS                                  119,433,925
                                               ===========



